Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary compensation table total for PEO ($)	Compensation actually paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers ($)	Net income (loss) ($)
2024	334,369	334,369	229,309	229,309	6,322,000
2023	321,142	321,142	228,000	228,000	129,000
2022	326,096	326,096	225,949	225,949	(631,000)

PEO Total Compensation Amount	$ 334,369	$ 321,142	$ 326,096
PEO Actually Paid Compensation Amount	334,369	321,142	326,096
Non-PEO NEO Average Total Compensation Amount	229,309	228,000	225,949
Non-PEO NEO Average Compensation Actually Paid Amount	229,309	228,000	225,949
Net Income (Loss) Attributable to Parent	$ 6,322,000	$ 129,000	$ (631,000)